per share amounts (Tables)	6 Months Ended
Jun. 30, 2021
per share amounts
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

	Three months		Six months
Periods ended June 30 (millions)	2021	2020	2021	2020
Basic total weighted average number of Common Shares outstanding	1,355	1,278	1,327	1,263
Effect of dilutive securities - Restricted share units	4	2	4	1
Diluted total weighted average number of Common Shares outstanding	1,359	1,280	1,331	1,264